UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2009

Date of reporting period: SEPTEMBER 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (50.08%)
Bank Debt (36.11%) (1)
Alumina and Aluminum Production and Processing (1.21%)
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 5.5%, due 12/14/11
(Acquired 6/25/09, Amortized Cost $68,246) (2)	$401,449	$213,170	0.02%
Revere Holdings Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14
(Acquired 8/11/09, Amortized Cost $52,997,292) (2)	$56,513,626	11,302,725	1.19%
Total Alumina and Aluminum Production and Processing		11,515,895

Basic Chemical Manufacturing (0.01%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, Prime + 6.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $2,742,730)	$2,813,056	107,248	0.01%

Communications Equipment Manufacturing (7.02%)
Aspect Software, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 7%,
due 7/11/12
(Acquired 8/25/09, 8/26/09, 8/31/09, 9/2/09, 9/8/09, 9/10/09, and 9/11/09,
Amortized Cost $9,141,223)	$14,261,421	10,803,026	1.14%
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/11
(Acquired 8/19/09, Amortized Cost $184,679)	$184,679	185,048	0.02%
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 9/30/10
(Acquired 12/5/08, Amortized Cost $3,332,410)	$3,332,410	3,284,923	0.35%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK,
due 9/30/10
(Acquired 9/28/06 and 10/5/07, Amortized Cost $24,921,378)	$24,990,501	24,840,558	2.62%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $31,948,070)	$33,987,308	27,427,758	2.89%
Total Communications Equipment Manufacturing		66,541,313

Computer and Peripheral Equipment Manufacturing (1.68%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $15,873,641)	$17,637,379	15,939,781	1.68%

Data Processing, Hosting, and Related Services (5.48%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 5.75%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $13,384,919) (3)	$13,658,081	13,578,413	1.43%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 10.25%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $38,194,665) (3)	$38,776,310	38,340,077	4.05%
Total Data Processing, Hosting, and Related Services		51,918,490

Electric Power Generation, Transmission, and Distribution (0.03%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $2,977,479) (5)	$35,592,323	307,369	0.03%

Management, Scientific, and Technical Consulting Services (0.78%)
Booz Allen Hamilton Inc., Mezzanine Loan, 13%, due 7/31/16
(Acquired 8/1/08, Amortized Cost $7,232,625)	$7,305,682	7,360,474	0.78%

Offices of Real Estate Agents and Brokers (0.33%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17
(Acquired 9/30/09, Amortized Cost $7,228,916)	$7,228,916	7,545,181	0.80%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/13/07, 7/28/09, and 8/26/09, Cost $(2,541,009))	$24,457,831	(4,463,554)	(0.47)%
Total Offices of Real Estate Agents and Brokers		3,081,627

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Electrical Equipment and Component Manufacturing (1.02%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%,
due 12/31/12
(Acquired 12/31/07, Amortized Cost $5,518,997) (2), (3)	$5,518,997	$5,284,440	0.56%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $4,922,849) (2), (3)	$4,922,849	4,393,643	0.46%
Total Other Electrical Equipment and Component Manufacturing		9,678,083

Plastics Product Manufacturing (2.87%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK,
due 5/31/10
(Acquired 12/27/07 and 1/3/08, Amortized Cost $19,915,969) (2), (3), (12)	$19,915,731	18,621,208	1.97%
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10
(Acquired 9/18/08, Amortized Cost $8,233,911) (2), (3), (12)	$8,233,911	8,563,267	0.90%
Total Plastics Product Manufacturing		27,184,475

Radio and Television Broadcasting (0.13%)
High Plains Broadcasting Operating Company, Term Loan, Prime + 4%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $307,949)	$338,406	264,379	0.03%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $1,166,152)	$1,281,486	1,001,161	0.10%
Total Radio and Television Broadcasting		1,265,540

Satellite Telecommunications (6.58%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 6% Cash + 2.5% PIK, due 6/30/10
(Acquired 6/6/06, Amortized Cost $27,953,614) (3)	$27,998,529	27,735,343	2.93%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
8.5% Cash + 7.25% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $32,273,353) (3)	$33,208,075	34,586,210	3.65%
Total Satellite Telecommunications		62,321,553

Semiconductor and Other Electronic Component Manufacturing (2.07%)
Isola USA Corporation, Revolver, LIBOR + 4.75%, due 12/18/12
(Acquired 6/29/09, Cost $2,113,978)	$4,404,121	2,642,473	0.28%
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12
(Acquired 7/12/07, 11/19/07, and 6/29/09, Amortized Cost $9,565,329)	$12,785,218	7,990,761	0.84%
Isola USA Corporation, 2nd Lien Term Loan, Prime + 14.5%, due 12/18/13
(Acquired 12/21/06, 4/16/07, and 5/22/07, Amortized Cost $34,747,512)	$35,866,469	8,966,617	0.95%
Total Semiconductor and Other Electronic Component Manufacturing		19,599,851

Wired Telecommunications Carriers (6.10%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
Prime + 5.25% Cash + 2% PIK, due 12/31/12
(Acquired 4/18/08 and 4/24/08, Amortized Cost $1,130,557)	$1,494,149	978,667	0.10%
Hawaiian Telcom Communications Inc., Revolver, Prime + 1.25%, due 4/30/12
(Acquired 5/9/08, 5/16/08, and 9/29/09, Cost $3,508,122)	$4,843,130	3,018,883	0.32%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13
(Acquired 5/20/09 and 6/3/09, Amortized Cost $898,136)	$1,027,448	1,024,024	0.11%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 8.5% PIK, due 2/28/14
(Acquired 9/5/07, 4/22/09, and 6/17/09, Amortized Cost $15,122,264)	$17,447,424	11,172,167	1.18%
Integra Telecom, Inc., Term Loan, LIBOR + 11.5% PIK, due 8/31/14
(Acquired 9/5/07 and 4/2/08, Amortized Cost $33,131,176)	$33,961,655	3,888,610	0.41%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/1/07, 5/28/09, and 6/2/09, Amortized Cost $23,658,753)	$26,138,529	22,204,680	2.34%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Wired Telecommunications Carriers (continued)
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $13,074,082)	$13,074,082	$12,528,239	1.32%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $3,623,753) - (Netherlands) (6)	€2,640,087	3,053,419	0.32%
Total Wired Telecommunications Carriers		57,868,689

Wired Telecommunications Carriers (except Satellite) (0.80%)
Clearwire Corporation, 1st Lien Delayed Draw Term Loan,
LIBOR + 6% Cash + 0.5% PIK, due 5/28/11
(Acquired 9/2/09 and 9/9/09, Amortized Cost $3,521,661)	$3,759,046	3,670,945	0.39%
Clearwire Corporation, 1st Lien Term Loan, LIBOR + 6% Cash + 0.5% PIK,
due 5/28/11
(Acquired 9/2/09 and 9/9/09, Amortized Cost $3,763,980)	$4,015,761	3,921,643	0.41%
Total Wired Telecommunications Carriers (except Satellite)		7,592,588

Total Bank Debt (Cost $455,839,361)		342,282,976

Other Corporate Debt Securities (13.97%)
Data Processing, Hosting, and Related Services (2.56%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17
(Acquired 6/17/09, Amortized Cost $21,385,172) (7)	$22,479,000	24,221,123	2.56%

Depository Credit Intermediation (0.66%)
Wells Fargo & Company, FDIC-Guaranteed Notes, 3%, due 12/9/11	$6,000,000	6,220,920	0.66%

Full-Service Restaurants (0.68%)
Landry's Restaurants, Inc., Senior Secured Notes, 14%, due 8/15/11
(Acquired 6/9/09, Amortized Cost $6,218,880) (7)	$6,478,000	6,492,381	0.68%

Gambling Industries (1.44%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18
(Acquired 4/15/09 and 6/25/09, Amortized Cost $21,070,681) (7)	$17,540,000	13,681,200	1.44%

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (5)	$6,591,000	288,356	0.03%

Industrial Machinery Manufacturing (1.16%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $11,717,359) (7)	$13,347,000	10,957,887	1.16%

Non-Depository Credit Intermediation (0.71%)
General Electric Capital Corporation, FDIC-Guaranteed Notes, 1.8%, due 3/11/11	$1,500,000	1,516,110	0.16%
General Electric Capital Corporation, FDIC-Guaranteed Notes, 3.0%, due 12/9/11	$5,000,000	5,166,550	0.55%
Total Non-Depository Credit Intermediation		6,682,660

Offices of Real Estate Agents and Brokers (0.80%)
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$4,044,000	2,974,281	0.31%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$8,430,000	4,681,601	0.49%
Total Offices of Real Estate Agents and Brokers		7,655,882

Other Amusement and Recreation Industries (0.10%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $37,763,225) (5), (7)	$36,979,333	961,463	0.10%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Plastics Product Manufacturing (0.35%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (5)	$15,847,000	$1,901,640	0.20%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $16,144,412) (2), (5), (7)	$16,527,000	1,393,226	0.15%
Total Plastics Product Manufacturing		3,294,866

Securities and Commodity Contracts Intermediation and Brokerage (0.48%)
Goldman Sachs Group Inc., FDIC-Guaranteed Notes, 1.7%, due 3/15/11	$1,500,000	1,513,635	0.16%
JP Morgan Chase & Company, FDIC-Guaranteed Notes, 1.65%, due 2/23/11	$3,000,000	3,035,760	0.32%
Total Securities and Commodity Contracts Intermediation and Brokerage		4,549,395

Wired Telecommunications Carriers (5.00%)
Global Crossing Limited, Senior Secured Notes, 12%, due 9/15/15
(Acquired 9/11/09, Amortized Cost $14,630,743) (7)	$14,937,000	15,678,921	1.65%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $38,237,532) - (Netherlands) (6), (7)	€27,613,666	31,734,729	3.35%
Total Wired Telecommunications Carriers		47,413,650

Total Other Corporate Debt Securities (Cost $211,958,866)		132,419,783

Total Debt Investments (Cost $667,798,227)		474,702,759

Equity Securities (34.69%)
Activities Related to Credit Intermediation (8.60%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $52,744,807) (2), (3), (5), (7), (8)	52,744.807	73,452,418	7.75%
Online Resources Corporation, Common Stock (2), (5), (8), (10)	1,302,445	8,036,086	0.85%
Total Activities Related to Credit Intermediation		81,488,504

Alumina and Aluminum Production and Processing (0.22%)
Revere Holdings Inc., Class A Common Stock
(Acquired 8/11/09, Cost $0) (2), (5), (7), (8)	90	-	-
Revere Holdings Inc., Class B Common Stock
(Acquired 8/11/09, Cost $0) (2), (5), (7), (8)	6,940	-	-
Revere Leasing LLC, Class A Units
(Acquired 8/11/09, Cost $27,011) (2), (5), (7), (8)	90	26,979	-
Revere Leasing LLC, Class B Units
(Acquired 8/11/09, Cost $2,082,838) (2), (5), (7), (8)	6,940	2,082,229	0.22%
Total Alumina and Aluminum Production and Processing		2,109,208

Basic Chemical Manufacturing (0.00%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06, Cost $5,344,815) (5), (7)	5,626,113	-	-

Communications Equipment Manufacturing (6.90%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $7,032,638) - (Canada) (5), (7)	7,197,769	6,956,644	0.74%
Gores I SF Luxembourg S.àr.1. Ordinary Shares
(Acquired 12/31/08, Cost $274,292) - (Luxembourg) (2), (3), (5), (6), (7), (8)	276,043	583,963	0.06%
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates
(Acquired 12/31/08, Cost $27,154,883) - (Luxembourg) (2), (3), (6), (7), (8)	27,328,261	57,832,394	6.10%
Total Communications Equipment Manufacturing		65,373,001

Data Processing, Hosting, and Related Services (0.43%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $1,615,439) (5), (7), (9)	1,680,056	3,931,332	0.41%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $64,618) (5), (7), (9)	67,203	157,254	0.02%
Total Data Processing, Hosting, and Related Services		4,088,586

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Depository Credit Intermediation (0.57%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $19,111,941) (5), (7)	1,468,668	$5,435,158	0.57%

Electric Power Generation, Transmission, and Distribution (0.15%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05, Cost $1,442,223) (5), (7)	8,012	1,382,070	0.15%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05, Cost $597,390) (5), (7)	3,236	9,708	-
Total Electric Power Generation, Transmission, and Distribution		1,391,778

Industrial Machinery Manufacturing (0.02%)
GSI Group, Inc., Common Stock
(Acquired 8/20/08, Cost $1,949,763) (5), (7)	372,349	153,594	0.02%

Nonferrous Metal (except Aluminum) Production and Processing (1.22%)
International Wire Group, Inc., Common Stock
(Acquired 7/15/04 and 7/19/04, Cost $9,581,477) (2), (7), (8)	637,171	11,513,680	1.22%

Other Electrical Equipment and Component Manufacturing (8.48%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $47,302,876) (2), (3), (5), (7), (8), (11)	2,561,000	80,415,400	8.48%

Plastics Product Manufacturing (7.02%)
Pliant Corporation, Common Stock
(Acquired 7/19/06, Cost $215) (5), (7), (13)	515	-	-
Pliant Corporation, 13%, PIK Preferred Stock (5)	6,804	-	-
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,977,271) (2), (5), (7), (8)	18,656,037	-	-
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $141,356) (2), (5), (7), (8)	70	-	-
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $1,489,840) (2), (5), (7), (8)	724	-	-
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (2), (5), (7), (8)	1	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (2), (5), (7), (8)	1	-	-
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $73,517,938) (2), (3), (5), (7), (12)	73,517,938	66,515,685	7.02%
Total Plastics Product Manufacturing		66,515,685

Satellite Telecommunications (0.72%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $1,205,976) (3), (5), (7)	92,980	6,863,784	0.72%

Semiconductor and Other Electronic Component Manufacturing (0.04%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $3,829,068) (5), (7)	2,296,747	351,632	0.04%

Wired Telecommunications Carriers (0.32%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $5,780,030) - (Cayman Islands) (5), (6), (7)	4,215,000	3,042,596	0.32%

Total Equity Securities (Cost $293,051,298)		328,742,606

Total Investments (Cost $960,849,525) (14)		803,445,365

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Cash and Cash Equivalents (15.23%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by Federal Home Loan Bank Note	$3,551,528	$3,551,528	0.37%
General Electric Capital Corporation, Commercial Paper, 0.03%, due 10/1/09	$30,000,000	30,000,000	3.17%
Toyota Motor Credit Corporation, Commercial Paper, 0.12%, due 10/1/09	$10,000,000	10,000,000	1.06%
Union Bank of California, Commercial Paper, 0.02%, due 10/1/09	$17,000,000	17,000,000	1.79%
Union Bank of California, Commercial Paper, 0.03%, due 10/1/09	$20,000,000	20,000,000	2.11%
Chevron Funding Corporation, Commercial Paper, 0.04%, due 10/5/09	$15,000,000	14,999,933	1.58%
Chevron Funding Corporation, Commercial Paper, 0.09%, due 10/5/09	$20,000,000	19,999,800	2.11%
American Express Corporation, Commercial Paper, 0.05%, due 10/7/09	$10,000,000	9,999,917	1.06%
General Electric Capital Corporation, Commercial Paper, 0.03%, due 10/7/09	$9,000,000	8,999,955	0.95%
Union Bank of California, Commercial Paper, 0.05%, due 10/7/09	$8,000,000	7,999,933	0.84%
Cash Denominated in Foreign Currencies (Cost $57,622)	€102,960	150,733	0.02%
Cash Held on Account at Various Institutions	$1,653,420	1,653,420	0.17%
Total Cash and Cash Equivalents		144,355,219

Total Cash and Investments		$947,800,584	100.00%

Notes to Statement of Investments

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

Changes to investments in securities of affiliate issuers during the nine months ended September 30, 2009 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

EaglePicher Holdings, Inc., Common Stock	$78,148,915	$-	$-	$80,415,400
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	4,885,450	-	(42,129)	5,284,440
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	4,122,886	-	-	4,393,643
Gores I SF Luxembourg S.àr.1. Ordinary Shares	385,660	-	-	583,963
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates	38,180,313	-	-	57,832,394
International Wire Group, Inc., Common Stock	11,736,690	-	-	11,513,680
Online Resources Corporation, Series A-1 Convertible Preferred Stock	60,780,839	-	-	73,452,418
Online Resources Corporation, Common Stock	6,173,589	-	-	8,036,086
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 5.5%, due 12/14/11	-	68,246	-	213,170
Revere Holdings Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	-	52,997,292	-	11,302,725
Revere Holdings Inc., Class A Common Stock	-	-	-	-
Revere Holdings Inc., Class B Common Stock	-	-	-	-
Revere Leasing LLC, Class A Units	-	27,011	-	26,979
Revere Leasing LLC, Class B Units	-	2,082,838	-	2,082,229
Radnor Holdings Corporation, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09	2,109,837	-	-	1,393,226
Radnor Holdings Corporation, Series A Convertible Preferred Stock	-	-	-	-
Radnor Holdings, Common Stock	-	-	-	-
Radnor Holdings, Non-Voting Common Stock	-	-	-	-
Radnor Holdings, Warrants for Common Stock	-	-	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock	-	-	-	-
WinCup, Inc., Common Stock	46,170,809	-	-	66,515,685
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10	7,021,428	938,921	-	8,563,267
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 5/31/10	14,871,332	1,442,026	-	18,621,208

(3) Priced using one or more independent third party pricing services.

(4) Average quote obtained from multiple broker-dealers.

(5) Non-income producing security.

(6) Principal or shares amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(7) Restricted security.

(8) Investment is not a controlling position.

(9) Priced by the investment manager.

(10) Priced at NASDAQ closing price.

(11) The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(12) Issuer is a controlled company.

(13) The Registrant may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(14) Includes investments with an aggregate market value of $39,913,091 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $87,575,529 and $104,237,118, respectively.
Aggregate purchases includes investment assets received as payment in kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of investments for federal income tax purposes, excluding cash and cash equivalents, was $960,849,525.  Net unrealized depreciation aggregated $158,657,505, of which $105,647,070 related to appreciated investments and $264,304,575 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2009 was $768,110,425 or 81.04% of total cash and investments of the Registrant.

Swaps at September 30, 2009 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$15,548,500	$(1,253,345)

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At September 30, 2009, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$8,036,086
2	Other observable market inputs*	77,097,338	85,470,838	5,435,158
3	Independent third-party pricing sources that employ significant unobservable inputs	264,480,051	42,692,616	308,721,936
3	Internal valuations with significant unobservable inputs	705,587	4,256,329	6,549,426
Total		$342,282,976	$132,419,783	$328,742,606

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2009 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$303,489,639	$38,286,765	$257,068,949
Net realized and unrealized gains (losses)	(17,237,224)	(343,664)	48,114,949
Net acquisitions and dispositions	(30,312,597)	4,749,515	-
Net transfers into (out of) category	8,540,233	-	3,538,038
Ending balance	$264,480,051	$42,692,616	$308,721,936

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(27,737,611)	$(490,636)	$48,114,948

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$332,868	$6,732,254	$4,088,555
Net realized and unrealized gains (losses)	119,794	(3,758,264)	351,022
Net acquisitions and dispositions	252,925	-	2,109,849
Net transfers into (out of) category	-	1,282,339	-
Ending balance	$705,587	$4,256,329	$6,549,426

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$119,793	$(3,758,264)	$351,023

Valuations of open swap transactions at September 30, 2009 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(1,253,345)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:  /s/ Hugh Steven Wilson

Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson

Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 30, 2009

By:  /s/ Paul L. Davis

Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  November 30, 2009